RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 7):

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020
Directors and officers of the Company	28	21
Related company	5	7
Total	33	28

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Notes to the Consolidated Financial Statements

For the year ended December 31, 2021

(Expressed in Canadian dollars)

The following amount due from related party and advance represent as well as the investment in Premium Nickel a private company incorporated in Ontario, in which certain directors and officers of the Company also hold offices and minority investments.

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020
Due from related party	199	55
Advance	-	50
Investment	321	48

Total	520	153

SCHEDULE OF KEY MANAGEMENT COMPENSATION

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020	December 31, 2019
Geological consulting fees – expensed	-	5	136
Management fees – expensed	531	478	747
Salaries - expensed	-	182	185
Share-based payments	2,314	756	-
Total	2,845	1,421	1,068